Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 12,751	$ 3,373	$ 3,245
Accounts receivables	11	17	22
Receivables on account of issuance of shares	10,500
Inventory	345	244	900
Receivable from Parent Company	1	47	73
Other current assets	453	348	78
Total current assets	24,061	4,029	4,318
NON-CURRENT ASSETS:
Contract fulfillment assets	1,370	1,130
Property and equipment, net	369	269	59
Operating lease right-of-use assets	269	107	53
Severance pay asset	360	360	327
Total non-current assets	2,368	1,866	439
TOTAL ASSETS	26,429	5,895	4,757
CURRENT LIABILITIES:
Accounts payables	492	79	35
Contract liabilities	199	69	502
Operating lease liabilities - short term	125	60	24
Accrued compensation expenses	289	369	297
Accrued issuance expenses	882
Loan from Parent Company			500
Other accrued expenses	317	195	552
Total current liabilities	2,304	772	1,910
NON-CURRENT LIABILITIES:
Contract liabilities	1,312	779
Operating lease liabilities - long term	144	47	29
Liability for severance pay	333	333	296
Total non-current liabilities	1,789	1,159	325
TOTAL LIABILITIES	4,093	1,931	2,235
SHAREHOLDERS' EQUITY:
Common stock, $0.001 par value; 300,000,000 and 75,000,000 shares authorized as of March 31, 2021, December 31, 2020 and 2019, 60,295,245 and 36,756,983 and 26,884,921 shares issued and outstanding as of March 31, 2021, December 31, 2020 and 2019 respectively	60	37	27
Additional paid-in capital	30,189	10,234	4,135
Accumulated deficit	(7,913)	(6,307)	(1,640)
TOTAL SHAREHOLDERS' EQUITY	22,336	3,964	2,522
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 26,429	$ 5,895	$ 4,757